Note to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
Note to Consolidated Statements of Cash Flows
Note to Consolidated Statements of Cash Flows

27. Note to Consolidated Statements of Cash Flows

Reconciliation of net loss for the year to net cash used in operating activities:

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Net loss	(360,386)	(167,041)	(115,517)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	8,664	7,190	6,061
Amortization of finance costs	18	44	43
Loss on disposals of property, plant and equipment	111	70	85
Provision for excess and obsolete inventories	293	(23)	65
Provision for credit losses, net	43	(76)	77
Share-based compensation expense—share options	6,736	16,365	8,737
Share-based compensation expense—LTIP	23,850	25,625	10,905
Equity in earnings of equity investees, net of tax	(49,753)	(60,617)	(79,046)
Dividends received from SHPL and HBYS	43,718	49,872	86,708
Impairment of investment in other equity investee	130	—	—
Changes in right-of-use assets	2,721	(3,727)	(2,197)
Fair value losses on warrant	2,452	12,548	—
Gain from divestment of HBYS	—	(121,310)	—
Unrealized currency translation loss/(gain)	13,274	(2,505)	(6,149)
Changes in income tax balances	(19,174)	6,904	(1,111)
Changes in working capital
Accounts receivable	(14,451)	(35,634)	(4,693)
Other receivables, prepayments and deposits	12,072	(5,758)	(9,602)
Inventories	(21,213)	(16,002)	(3,623)
Accounts payable	29,938	9,565	7,651
Other payables, accruals and advance receipts	52,629	66,224	37,472
Lease liabilities	(2,701)	3,079	2,258
Deferred revenue	386	11,071	(158)
Other	2,044	(87)	(32)
Total changes in working capital	58,704	32,458	29,273
Net cash used in operating activities	(268,599)	(204,223)	(62,066)